Participative shareholders’ debentures	6 Months Ended
Jun. 30, 2025
Participative Shareholders Debentures
Participative shareholders’ debentures

20. Participative shareholders’ debentures

					Financial result
	Average price (R$)		Three-month period ended June 30,		Six-month period ended June 30,		Liabilities
	2025	2024	2025	2024	2025	2024	June 30, 2025	December 31, 2024
Participative shareholders’ debentures	34.47	35.06	(117)	(241)	(79)	(77)	2,454	2,217

On April 1st, 2025, the Company made available for withdrawal as remuneration the amount of US$132 for the second semester of 2024 (2024: US$153 for the second semester of 2023).